Segment information (Tables)	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables include the results for the segments for the three and six months ended June 30, 2015 and 2014.

	Three months ended June 30, 2015
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	reporting
	(Restated)			(Restated)		(Restated)
Time charter revenues	$11,065	11,141	—	22,206	(11,141)	$11,065
Construction contract revenues	—	—	—	—	—	—
Total revenues	11,065	11,141	—	22,206		11,065
Operating expenses	(2,299)	(3,159)	(1,515)	(6,973)	3,159	(3,814)
Construction contract expenses	—	—	—	—	—	—
Equity in earnings of joint ventures	—	—	—	—	11,481	11,481
Segment EBITDA	8,766	7,982	(1,515)	15,233
Depreciation and amortization	(8)	(2,309)	—	(2,317)	2,309	(8)
Operating income (loss)	8,758	5,673	(1,515)	12,916		18,724
Gain (loss) on derivative instruments	(8)	9,871	—	9,863	(9,871)	(8)
Other financial income (expense), net	(4,339)	(4,063)	2,120	(6,282)	4,063	(2,219)
Income (loss) before tax	4,411	11,481	605	16,497	—	16,497
Income tax expense	(59)	—	—	(59)	—	(59)
Net income (loss)	$4,352	11,481	605	16,438	—	$16,438

	Three months ended June 30, 2014
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	reporting
	(Restated)			(Restated)		(Restated)
Time charter revenues	$—	10,101	—	10,101	(10,101)	$—
Construction contract revenues	8,084	—	—	8,084	—	8,084
Other revenue	241	—	—	241	—	241
Total revenues	8,325	10,101	—	18,426		8,325
Operating expenses	(2,668)	(1,889)	(897)	(5,454)	1,889	(3,565)
Construction contract expenses	(6,668)	—	—	(6,668)	—	(6,668)
Equity in earnings of joint ventures	—	—	—	—	(2,125)	(2,125)
Segment EBITDA	(1,011)	8,212	(897)	6,304
Depreciation and amortization	(972)	(2,288)	—	(3,260)	2,288	(972)
Operating income (loss)	(1,983)	5,924	(897)	3,044		(5,005)
Gain (loss) on derivative instruments	—	(3,755)	—	(3,755)	3,755	—
Other financial income (expense), net	(2,887)	(4,294)	435	(6,746)	4,294	(2,452)
Income (loss) before tax	(4,870)	(2,125)	(462)	(7,457)	—	(7,457)
Income tax expense	(200)	—	—	(200)	—	(200)
Net income (loss)	$(5,070)	(2,125)	(462)	(7,657)	—	$(7,657)

	Six months ended June 30, 2015
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	reporting
	(Restated)			(Restated)		(Restated)
Time charter revenues	$22,577	21,309	—	43,886	(21,309)	$22,577
Construction contract revenues	—	—	—	—	—	—
Total revenues	22,577	21,309	—	43,886		22,577
Operating expenses	(5,094)	(5,293)	(3,079)	(13,466)	5,293	(8,173)
Construction contract expenses	—	—	—	—	—	—
Equity in earnings of joint ventures	—	—	—	—	9,359	9,359
Segment EBITDA	17,482	16,016	(3,079)	30,419
Depreciation and amortization	(16)	(4,486)	—	(4,502)	4,486	(16)
Operating income (loss)	17,467	11,530	(3,079)	25,918		23,747
Gain (loss) on derivative instruments	113	5,939	—	6,052	(5,939)	113
Other financial income (expense), net	(8,941)	(8,110)	4,249	(12,802)	8,110	(4,692)
Income (loss) before tax	8,639	9,359	1,170	19,168	—	19,168
Income tax expense	(152)	—	—	(152)	—	(152)
Net income (loss)	$8,487	9,359	1,170	19,016	—	$19,016

	Six months ended June 30, 2014
		Joint venture				Consolidated and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	reporting
	(Restated)			(Restated)		(Restated)
Time charter revenues	$—	20,350	—	20,350	(20,350)	$—
Construction contract revenues	38,839	—	—	38,839	—	38,839
Other revenue	474	—	—	474	—	474
Total revenues	39,313	20,350	—	59,663		39,313
Operating expenses	(4,031)	(4,034)	(3,714)	(11,779)	4,034	(7,745)
Construction contract expenses	(33,482)	—	—	(33,482)	—	(33,482)
Equity in earnings of joint ventures	—	—	—	—	(3,796)	(3,796)
Segment EBITDA	1,800	16,316	(3,714)	14,402
Depreciation and amortization	(980)	(4,573)	—	(5,553)	4,573	(980)
Operating income (loss)	820	11,743	(3,714)	8,849		(6,690)
Gain (loss) on derivative instruments	—	(6,909)	—	(6,909)	6,909	—
Other financial income (expense), net	(3,456)	(8,630)	901	(11,185)	8,630	(2,555)
Income (loss) before tax	(2,636)	(3,796)	(2,813)	(9,245)	—	(9,245)
Income tax expense	(233)	—	—	(233)	—	(233)
Net income (loss)	$(2,869)	(3,796)	(2,813)	(9,478)	—	$(9,478)

Schedule Of Segment Reporting Information Total Assets By Segment [Table Text Block]
	As of June 30, 2015
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	Reporting	Eliminations	Reporting
	(Restated)			(Restated)		(Restated)
Newbuildings	$—	—	—	—	—	$—
Vessels, net of accumulated depreciation	—	287,645	—	287,645	(287,645)	—
Net investment in direct financing lease	294,695	—	—	294,695	—	294,695
Advances to joint ventures	—	—	16,356	16,356	—	16,356
Total assets	366,652	308,461	178,618	853,731	(308,461)	545,270
Accumulated losses of joint ventures	—	—	50	50	(50,320)	(50,270)
Expenditures for newbuildings, vessels & equipment	757	10,861	—	11,618	(10,861)	757
Expenditures for drydocking	—	1,600	—	221	(1,600)	—
Principal repayment direct financing lease	$1,425	—	—	1,425	—	$1,425

	As of December 31, 2014
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment		carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations	reporting
	(Restated)			(Restated)		(Restated)
Newbuildings	$—	—	—	—	—	$—
Vessels, net of accumulated depreciation	—	279,670	—	279,670	(279,670)	—
Net investment in direct financing lease	295,363	—	—	295,363	—	295,363
Advances to joint ventures	—	—	18,952	18,952	—	18,952
Total assets	372,930	300,327	190,618	863,875	(300,327)	563,548
Accumulated losses of joint ventures	—	—	50	50	(59,680)	(59,630)
Expenditures for newbuildings, vessels & equipment	172,324	2,358	—	174,682	(2,358)	172,324
Expenditures for drydocking	—	—	—	—	—	—
Principal repayment direct financing lease	$1,342	—	—	1,342	—	$1,342